Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Mar. 09, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net income (loss)	$ 1,276		$ 451	$ (960)
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	361		258	310
Impairment of goodwill and intangible assets				988
Loss (Gain) from sale and disposal of property and equipment				18
Gain from sale of shares				(57)
Interest and Currency fluctuation of loans	(211)		39	153
Severance pay, net	124		(84)	61
Share-based compensation expense	97		67	65
Decrease (Increase) in trade receivables, net	(1,625)		(37)	891
Decrease (Increase) in other accounts receivable and other assets	(547)		243	(30)
Decrease (Increase) in inventories	(1,068)		(515)	575
Decrease (Increase) in Operating lease right-of-use assets, net	582		491
Decrease (Increase) in operating lease liabilities	(723)		(491)
Increase (decrease) in trade payables	2,785		(292)	(1,011)
Increase (decrease) in employees and payroll accruals, advances deferred revenues, accrued expenses and other liabilities	232		(121)	55
Net cash provided by (used in) operating activities	1,283		9	1,058
Cash flows from investing activities:
Purchase of property and equipment	(2,427)		(379)	(84)
Proceeds from sale of property and equipment				98
Proceeds from sale of shares				57
Acquisition of Dagesh’s assets (Appendix B)	(664)
Net cash provided by (used in) investing activities	(3,091)		(379)	71
Cash flows from financing activities:
Proceeds from issuance of shares, net	912		1,841	102
Proceeds from exercise of options	2		119	193
Proceeds from short and long-term loans	1,356		173	774
Repayment of short and long-term loans	(686)		(822)	(1,601)
Net cash provided by (used in) financing activities	1,584		1,311	(532)
Increase (decrease) in cash, cash equivalents and restricted cash	(224)		941	597
Cash, cash equivalents and restricted cash at the beginning of the year	2,117		1,176	579
Cash, cash equivalents and restricted cash at the end of the year	1,893		2,117	1,176
Supplemental disclosure of cash flow activities:
Interest	58		59	98
Prepaid expenses related to Standby Equity Distribution Agreement (see Note 14a.1)				77
Operating lease right-of-use assets	748		669
Operating lease liabilities	$ 748		$ 669	$ 410
Intangible assets , Net		$ 445
Goodwill		219
Net cash used to pay for the Acquisition		$ 664